UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-02739 and 811-10179

Name of Fund:    BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC,
        55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$4,233,252,316
Total Investments (Cost — $ 3,100,451,332) — 100.0%	4,233,252,316
Liabilities in Excess of Other Assets — (0.0)%	(1,776,805)

Net Assets — 100.0%	$4,231,475,511

Notes to Schedule of Investments

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $4,233,252,316 and 99%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of September 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
Honeywell International, Inc.	146,355	$13,628,578
Northrop Grumman Corp.	232,823	30,676,758
Raytheon Co.	598,804	60,850,462
Spirit AeroSystems Holdings, Inc., Class A (a)	497,300	18,927,238

		124,083,036
Auto Components — 1.0%
Lear Corp.	504,325	43,578,723
Automobiles — 0.9%
General Motors Co.	1,239,579	39,592,153
Banks — 11.7%
Citigroup, Inc.	3,095,741	160,421,299
JPMorgan Chase & Co.	3,028,124	182,414,190
KeyCorp	1,084,000	14,449,720
Regions Financial Corp.	3,367,414	33,808,837
Wells Fargo & Co.	2,088,924	108,352,488
		499,446,534
Capital Markets — 1.1%
Morgan Stanley	1,030,600	35,627,842
State Street Corp.	134,682	9,913,942

		45,541,784
Chemicals — 2.1%
Akzo Nobel NV — ADR	2,583,958	58,578,328
Ashland, Inc.	53,400	5,558,940
Cabot Corp.	96,300	4,889,151
Celanese Corp., Series A	177,200	10,369,744
LyondellBasell Industries NV, Class A	85,600	9,301,296

		88,697,459
Communications Equipment — 4.8%
Cisco Systems, Inc.	5,488,260	138,139,504
QUALCOMM, Inc.	264,700	19,791,619
Telefonaktiebolaget LM Ericsson — ADR	3,819,800	48,091,282

		206,022,405
Consumer Finance — 5.2%
Capital One Financial Corp.	1,282,688	104,692,995
Discover Financial Services	1,614,255	103,941,879
SLM Corp.	1,787,600	15,301,856

		223,936,730
Containers & Packaging — 0.2%
Crown Holdings, Inc. (a)	160,200	7,132,104
Diversified Financial Services — 1.8%
Intercontinental Exchange, Inc.	29,000	5,656,450
The NASDAQ OMX Group, Inc.	1,641,807	69,645,453

		75,301,903
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	1,401,400	70,055,986

Common Stocks	Shares	Value
Electric Utilities — 0.3%
Edison International	242,920	$13,584,086
Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	562,700	23,352,050
Corning, Inc.	612,550	11,846,717

		35,198,767
Food & Staples Retailing — 3.1%
CVS Health Corp.	296,900	23,630,271
The Kroger Co.	2,061,575	107,201,900

		130,832,171
Food Products — 0.2%
Tyson Foods, Inc., Class A	229,100	9,019,667
Gas Utilities — 0.4%
UGI Corp.	557,634	19,009,743
Health Care Equipment & Supplies — 6.0%
Baxter International, Inc.	942,400	67,636,048
Hologic, Inc. (a)(b)	1,081,200	26,305,596
Medtronic, Inc.	1,838,106	113,870,667
Zimmer Holdings, Inc.	499,456	50,220,301

		258,032,612
Health Care Providers & Services — 3.1%
Community Health Systems, Inc. (a)	1,107,300	60,668,967
Quest Diagnostics, Inc.	1,149,500	69,751,660

		130,420,627
Household Durables — 1.6%
Newell Rubbermaid, Inc.	1,594,502	54,866,814
Tupperware Brands Corp.	206,800	14,277,472

		69,144,286
Household Products — 0.9%
Energizer Holdings, Inc.	300,939	37,078,694
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	4,974,200	70,534,156
Insurance — 7.7%
ACE Ltd.	197,273	20,688,019
Aflac, Inc.	104,703	6,098,950
CNO Financial Group, Inc.	560,500	9,506,080
Genworth Financial, Inc., Class A (a)	3,945,600	51,687,360
The Hartford Financial Services Group, Inc.	1,295,423	48,254,507
Lincoln National Corp.	1,156,451	61,962,645
MetLife, Inc.	419,016	22,509,540
Prudential Financial, Inc.	584,453	51,396,797
The Travelers Cos., Inc.	274,725	25,807,667
XL Group PLC	973,313	32,284,792

		330,196,357

Portfolio Abbreviation
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

2	MASTER BASIC VALUE LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 1.6%
Total System Services, Inc.	282,900	$8,758,584
The Western Union Co.	1,207,719	19,371,813
Xerox Corp.	3,182,500	42,104,475

		70,234,872
Machinery — 0.5%
Stanley Black & Decker, Inc.	226,900	20,146,451
Media — 2.4%
The Interpublic Group of Cos., Inc.	635,200	11,636,864
Viacom, Inc., Class B	1,205,051	92,716,624

		104,353,488
Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	271,700	18,584,280
Multiline Retail — 0.3%
Macy’s, Inc.	247,400	14,393,732
Oil, Gas & Consumable Fuels — 15.6%
Apache Corp.	1,485,696	139,462,283
Cobalt International Energy, Inc. (a)(b)	1,111,500	15,116,400
Gulfport Energy Corp. (a)	690,400	36,867,360
Marathon Oil Corp.	4,320,583	162,410,715
Marathon Petroleum Corp.	755,166	63,939,905
Memorial Resource Development Corp. (a)	174,180	4,722,020
Suncor Energy, Inc.	1,880,800	67,990,920
Total SA — ADR	1,505,840	97,051,388
Valero Energy Corp.	1,722,350	79,693,135

		667,254,126
Personal Products — 0.3%
Nu Skin Enterprises, Inc., Class A	272,300	12,261,669
Pharmaceuticals — 8.2%
Hospira, Inc. (a)	1,595,191	82,997,788
Johnson & Johnson	206,800	22,042,812
Pfizer, Inc.	5,997,125	177,334,986
Teva Pharmaceutical Industries Ltd. — ADR	1,241,300	66,719,875

		349,095,461
Real Estate Investment Trusts (REITs) — 1.0%
CBS Outdoor Americas, Inc.	1,360,300	40,727,382
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	147,200	18,597,248
Semiconductors & Semiconductor Equipment — 0.8%
Teradyne, Inc.	1,754,700	34,023,633

Common Stocks	Shares	Value
Software — 4.8%
Microsoft Corp.	2,555,101	$118,454,482
Oracle Corp.	1,434,887	54,927,474
Symantec Corp.	1,359,900	31,971,249

		205,353,205
Specialty Retail — 1.8%
The Gap, Inc.	317,600	13,240,744
GNC Holdings, Inc., Class A	1,617,700	62,669,698

		75,910,442
Wireless Telecommunication Services — 1.2%
Telephone & Data Systems, Inc.	1,581,324	37,888,523
United States Cellular Corp. (a)	364,959	12,948,745

		50,837,268
Total Common Stocks — 98.4%		4,208,213,240

Preferred Stocks
Food Products — 0.2%
Tyson Foods, Inc., 4.75% (c)	230,678	11,616,944
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (c)	31,000	3,508,890
Total Preferred Stocks — 0.3%		15,125,834
Total Long-Term Investments
(Cost — $3,084,162,819) — 98.7%		4,223,339,074

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	46,468,722	46,468,722

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	$6,994	6,993,650
Total Short-Term Securities (Cost — $53,462,372) — 1.3%		53,462,372
Total Investments (Cost — $3,137,625,191*) — 100.0%		4,276,801,446
Other Assets Less Liabilities — 0.0%		475,148

Net Assets — 100.0%		$4,277,276,594

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Master Basic Value LLC

Notes to Schedule of Investments

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,174,063,972

Gross unrealized appreciation	$1,137,329,856
Gross unrealized depreciation	(34,592,382)

Net unrealized appreciation	$1,102,737,474

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Investments in issuers considered to be affiliates of the Master LLC during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,862,659	25,606,063	46,468,722	$3,045
BlackRock Liquidity Series, LLC, Money Market Series	$107,213,645	$(100,219,995)	$6,993,650	$345,182

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,223,339,074	—	—	$4,223,339,074
Short-Term Securities	46,468,722	$6,993,650	—	53,462,372
Total	$4,269,807,796	$6,993,650	—	$4,276,801,446

[1]	See above Schedule of Investments for values in each industry.

4	MASTER BASIC VALUE LLC	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Master Basic Value LLC

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$163,199	—	—	$163,199
Liabilities:
Collateral on securities loaned at value	—	$(6,993,650)	—	(6,993,650)
Total	$163,199	$(6,993,650)	—	$(6,830,451)

There were no transfers between levels during the period ended September 30, 2014.

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2014	5

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 24, 2014